Income Tax (Details) - Schedule of effective tax rate - Archimedes Tech Spac Partners Co [Member]	12 Months Ended
Dec. 31, 2021
Income Tax (Details) - Schedule of effective tax rate [Line Items]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Permanent Book/Tax Differences	0.49%
Change in valuation allowance	(21.49%)
Income tax provision